Employee Benefit Plan (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2019
Employee Benefit Plan
Employer matching contribution percentage, first portion	100.00%
Employee contribution percentage, first portion	3.00%
Employer matching contribution percentage, second portion	50.00%
Employee contribution percentage, second portion	2.00%